Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of the pretax loss from operations
	2018	2017
U.S. Domestic	(11,908)	(12,286)
Foreign	—	—
Pretax loss from operations	(11,908)	(12,286)

Schedule of provision for income taxes from continuing operations
	2018	2017

Current
Federal	—	—
State	—	—
Foreign	—	—
Total current	—	—

Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred	—	—
Total income tax expense (benefit)	—	—

Schedule of income tax benefit

	12/31/18	12/31/17
Income tax benefit at statutory rates	(2,501)	(4,176)
State income tax, net of federal benefit	(331)	(566)
Permanent items	8	7
Stock-based compensation	697	—
Tax Rate Adjustment – TCJA	7,758	—
Change in rate	941	—
Stock Compensation DTA Adjustment	5,794	—
Change in Valuation Allowance	(12,673)	4,735
RTP and Other	307	—
Income tax expense (benefit)	—	—

Schedule of deferred tax assets

	12/31/18	12/31/17
Deferred tax assets:
Deferred Rent	4	29
Federal and State Net Operating Loss Carryovers	12,964	17,013
Stock Based Compensation	448	9,234
Compensation Accruals and Other	187	(5)
Total deferred tax assets	13,603	26,271
Valuation Allowance for deferred tax assets	(13,550)	(26,222)
Deferred tax assets, net of valuation allowance	53	49

Deferred tax liabilities:
Depreciation	(53)	(49)
Total deferred tax liabilities	(53)	(49)

	—	—

Schedule of unrecognized tax benefits

	12/31/18	12/31/17
Gross unrecognized tax benefits at the beginning of the year	—	—
Increases related to current year positions	—	—
Increases related to prior year positions	—	—
Decreases related to prior year positions	—	—
Expiration of unrecognized tax benefits	—	—
Gross unrecognized tax benefits at the end of the year	—	—
	—	—